CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued	20,000,000	20,000,000	20,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,125,000,000	1,125,000,000	1,125,000,000
Common Stock, Shares, Issued	149,054,625	81,602,175	81,602,175
Common Stock, Shares, Outstanding	149,054,625	81,602,175	81,602,175